Subsequent events (Details Narrative) - USD ($)			3 Months Ended
	Dec. 05, 2025	Jun. 30, 2025	Sep. 30, 2025	Jul. 17, 2025	Jul. 11, 2025	May 08, 2025
Convertible Notes Subscription Agreement [Member]
Subsequent Event [Line Items]
Aggregate principal amount		$ 235,000,000	$ 235,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Principal amount					$ 1,000,000
Subsequent Event [Member] | Convertible Notes Subscription Agreement [Member]
Subsequent Event [Line Items]
Aggregate principal amount	$ 235,000,000
Subsequent Event [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Debt borrowing				$ 100,843
Subsequent Event [Member] | COLUMBUS CIRCLE CAPITAL CORP I [Member]
Subsequent Event [Line Items]
Borrowings						$ 123,000
Debt borrowing				14,772
Debt instrument, face amount				26,330
Principal amount					1,000,000
Subsequent Event [Member] | COLUMBUS CIRCLE CAPITAL CORP I [Member] | Convertible Notes Subscription Agreement [Member]
Subsequent Event [Line Items]
Aggregate principal amount	$ 235,000,000
Subsequent Event [Member] | COLUMBUS CIRCLE CAPITAL CORP I [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Debt borrowing					$ 100,843
Subsequent Event [Member] | PROCAP BTC, LLC [Member]
Subsequent Event [Line Items]
Debt borrowing				14,772
Debt instrument, face amount				$ 26,330